Fair values of financial instruments carried at fair value - Financial instruments carried at fair value and bases of valuation (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Trading liabilities | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	£ 0
Financial liabilities designated at fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10	104
Derivatives | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	9	15
Trading assets | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12,389	11,607
Derivatives | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	37	29
Financial investments | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,574	6,776
Recurring fair value measurements | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,091	7,613
Financial liabilities	5,847	5,941
Recurring fair value measurements | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	39,542	42,633
Recurring fair value measurements | Trading liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25,862	24,713
Recurring fair value measurements | Trading liabilities | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Recurring fair value measurements | Trading liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,646	17,296
Recurring fair value measurements | Trading liabilities | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Recurring fair value measurements | Trading liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	34	624	£ 102	£ 252
Recurring fair value measurements | Trading liabilities | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Recurring fair value measurements | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	39,964	37,443
Recurring fair value measurements | Financial liabilities designated at fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,074	1,078
Recurring fair value measurements | Financial liabilities designated at fair value | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurements | Financial liabilities designated at fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	35,852	33,403
Recurring fair value measurements | Financial liabilities designated at fair value | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10	104
Recurring fair value measurements | Financial liabilities designated at fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,038	2,962	3,846	3,958
Recurring fair value measurements | Financial liabilities designated at fair value | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurements | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	176,367	197,082
Recurring fair value measurements | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,443	745
Recurring fair value measurements | Derivatives | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurements | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	172,149	193,982
Recurring fair value measurements | Derivatives | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	9	15
Recurring fair value measurements | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,775	2,355	2,956	2,335
Recurring fair value measurements | Derivatives | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurements | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	114,445	116,042
Recurring fair value measurements | Trading assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	84,862	87,915
Recurring fair value measurements | Trading assets | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurements | Trading assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	27,048	24,557
Recurring fair value measurements | Trading assets | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurements | Trading assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,535	3,570	2,102	2,050
Recurring fair value measurements | Trading assets | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurements | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,097	9,417
Recurring fair value measurements | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,904	4,615
Recurring fair value measurements | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,234	2,365
Recurring fair value measurements | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,088	3,720
Recurring fair value measurements | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,209	7,189
Recurring fair value measurements | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,105	1,082	3,214	2,882
Recurring fair value measurements | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,946	2,053
Recurring fair value measurements | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	176,838	198,172
Recurring fair value measurements | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	832	1,219
Recurring fair value measurements | Derivatives | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurements | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	173,737	195,071
Recurring fair value measurements | Derivatives | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	37	29
Recurring fair value measurements | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,269	1,882	2,496	1,823
Recurring fair value measurements | Derivatives | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurements | Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	41,097	39,990
Recurring fair value measurements | Financial investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	32,713	31,769
Recurring fair value measurements | Financial investments | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,331	2,113
Recurring fair value measurements | Financial investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,202	7,142
Recurring fair value measurements | Financial investments | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,870	4,261
Recurring fair value measurements | Financial investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	182	1,079	£ 788	£ 907
Recurring fair value measurements | Financial investments | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 373	£ 402